Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Loss Per Share Abstract
Loss attributable to owners of the Company	SFr (7,306,318)	SFr (6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic and diluted loss per share	SFr (9.43)	SFr (10.85)